Goodwill (Details) - Schedule of Goodwill - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Goodwill [Line Items]
At January 1, 2022		$ 4,343,954
Cost and carrying amount at December 31, 2022 and 2023
Impairment during the year ended December 31, 2022		$ (4,382,926)
Exchange realignment	$ 38,972